April 4, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:          Select Retirement
                        Nationwide Life Insurance Company
                        SEC File No. 333-155368
                        CIK 0000205695

Dear Ms. Marquigny:

On behalf of the registrant, please accept this filing of Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 for the offering of Individual Supplemental Immediate Fixed Income Annuity Contracts.

The purpose of this filing is to update all financial information as required by Form S-1.  Other changes have also been made with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copies.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

We respectfully request an effective date of April 29, 2011.  Please call me at (614) 677-6123 with your questions or comments.

Sincerely,

/s/ Benjamin Mischnick

Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:      File